EV CLASSIC PENNSYLVANIA LIMITED
                            MATURITY MUNICIPALS FUND

                            Supplement to Prospectus
                              dated August 1, 1996

         Under  the  section   entitled   "Management   of  the  Funds  and  the
Portfolios," the following paragraph is added:

         William H. Ahern is now the portfolio manager of the Pennsylvania Portfolio. He is a Vice President of Eaton Vance and has been an employee since 1989.

November 1, 1996                                                       C-LPAPS



                        EV MARATHON PENNSYLVANIA LIMITED
                            MATURITY MUNICIPALS FUND

                            Supplement to Prospectus
                              dated August 1, 1996

                  William  H.  Ahern  is  now  the  portfolio   manager  of  the
Pennsylvania Portfolio. For information concerning Mr. Ahern's qualifications, see "Management of the Funds and the Portfolios" in the Prospectus.

November 1, 1996                                                       M-LPAPS